Putnam Short Term Investment Fund
The fund's portfolio
10/31/19 (Unaudited)

REPURCHASE AGREEMENTS (46.4%)(a)
	Principal amount	Value
Interest in $84,000,000 tri-party repurchase agreement dated 10/31/19 with Bank of Nova Scotia due 11/1/19 - maturity value of $84,004,013 for an effective yield of 1.720% (collateralized by various U.S. Treasury notes with coupon rates ranging from 1.125% to 2.375% and due dates ranging from 3/31/20 to 5/15/27, valued at $85,684,118)	$84,000,000	$84,000,000
Interest in $375,000,000 joint tri-party repurchase agreement dated 10/31/19 with Barclays Capital, Inc. due 11/1/19 - maturity value of $225,010,750 for an effective yield of 1.720% (collateralized by a U.S. Treasury bond with a coupon rate of 1.000% and a due date of 2/15/46, valued at $382,518,307)	225,000,000	225,000,000
Interest in $100,000,000 tri-party repurchase agreement dated 10/31/19 with BMO Capital Markets Corp. due 11/1/19 - maturity value of $100,004,833 for an effective yield of 1.740% (collateralized by various mortgage backed securities and a U.S. Treasury note with coupon rates ranging from 2.500% to 5.000% and due dates ranging from 10/31/23 to 4/20/69, valued at $102,004,951)	100,000,000	100,000,000
Interest in $31,000,000 tri-party term repurchase agreement dated 11/1/19 with BNP Paribas, 2.020% (collateralized by various corporate bonds and notes with coupon rates ranging from zero % to 9.250% and due dates ranging from 9/20/21 to 4/8/68, valued at $32,551,827)(IR)(EG) (France)	31,000,000	31,000,000
Interest in $111,000,000 joint tri-party repurchase agreement dated 10/31/19 with BNP Paribas due 11/1/19 - maturity value of $91,004,398 for an effective yield of 1.740% (collateralized by various U.S. Treasury notes and bonds and various mortgage backed securities with coupon rates ranging from 1.625% to 4.500% and due dates ranging from 6/2/22 to 10/1/49, valued at $113,225,472)	91,000,000	91,000,000
Interest in $259,329,000 joint tri-party repurchase agreement dated 10/31/19 with BofA Securities, Inc. due 11/1/19 - maturity value of $113,862,535 for an effective yield of 1.750% (collateralized by various mortgage backed securities with coupon rates ranging from 2.450% to 5.000% and due dates ranging from 9/1/29 to 10/1/49, valued at $264,515,580)	113,857,000	113,857,000
Interest in $395,305,000 joint tri-party repurchase agreement dated 10/31/19 with Citigroup Global Markets, Inc. due 11/1/19 - maturity value of $73,307,543 for an effective yield of 1.740% (collateralized by various mortgage backed securities and a U.S. Treasury note with coupon rates ranging from 2.250% to 8.000% and due dates ranging from 1/31/24 to 1/1/59, valued at $403,211,101)	73,304,000	73,304,000
Interest in $175,000,000 tri-party repurchase agreement dated 10/31/19 with Goldman, Sachs & Co. LLC due 11/1/19 - maturity value of $175,008,264 for an effective yield of 1.700% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 5.000% and due dates ranging from 12/1/40 to 10/1/49, valued at $178,500,000)	175,000,000	175,000,000
Interest in $209,508,000 joint tri-party repurchase agreement dated 10/31/19 with HSBC Bank USA, National Association due 11/1/19 - maturity value of $88,012,254 for an effective yield of 1.740% (collateralized by various mortgage backed securities with coupon rates ranging from 3.057% to 4.000% and due dates ranging from 7/1/34 to 10/1/49, valued at $213,708,489)	88,008,000	88,008,000
Interest in $200,000,000 tri-party repurchase agreement dated 10/31/19 with JPMorgan Securities, LLC due 11/1/19 - maturity value of $200,009,611 for an effective yield of 1.730% (collateralized by a U.S. Treasury bond with a coupon rate of 0.750% and a due date of 2/15/42, valued at $204,009,909)	200,000,000	200,000,000
Interest in $50,000,000 tri-party repurchase agreement dated 10/31/19 with JPMorgan Securities, LLC due 11/1/19 - maturity value of $50,002,431 for an effective yield of 1.750% (collateralized by various mortgage backed securities with coupon rates ranging from 2.922% to 6.000% and due dates ranging from 10/1/26 to 3/1/50, valued at $51,002,479)	50,000,000	50,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 11/1/19 with RBC Capital Markets, LLC, 2.050% (collateralized by various corporate bonds and notes with coupon rates ranging from 2.840% to 9.400% and due dates ranging from 2/1/21 to 2/15/47, valued at $26,251,496)(IR)(EG) (Canada)	25,000,000	25,000,000
Interest in $161,602,000 joint tri-party repurchase agreement dated 10/31/19 with Royal Bank of Canada due 11/1/19 - maturity value of $153,857,393 for an effective yield of 1.730% (collateralized by various mortgage backed securities with coupon rates ranging from 2.900% to 5.500% and due dates ranging from 7/1/29 to 6/1/49, valued at $164,841,961)	153,850,000	153,850,000

Total repurchase agreements (cost $1,410,019,000)		$1,410,019,000

COMMERCIAL PAPER (19.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value
ABN AMRO Funding USA, LLC	2.110	11/1/19	$5,900,000	$5,899,735
ABN AMRO Funding USA, LLC	2.016	1/10/20	16,000,000	15,941,338
American Honda Finance Corp.	2.011	11/25/19	15,392,000	15,374,684
Bank of Nova Scotia (The) (Canada)	2.580	6/18/20	15,000,000	15,005,340
Bank of Nova Scotia (The) (Canada)	2.226	7/17/20	15,000,000	14,990,829
Bank of Nova Scotia (The) (Canada)	2.156	1/24/20	15,000,000	15,003,359
Berkshire Hathaway Energy Co.	2.084	11/20/19	8,000,000	7,990,813
Berkshire Hathaway Energy Co.	2.052	11/13/19	10,000,000	9,992,464
Boeing Co. (The)	2.212	11/20/19	9,478,000	9,469,470
BPCE SA (France)	2.657	12/20/19	15,000,000	14,965,417
Coca-Cola Co. (The)	2.468	11/14/19	15,000,000	14,990,737
Commonwealth Bank of Australia (Australia)	2.196	3/16/20	20,000,000	20,007,554
Commonwealth Bank of Australia (Australia)	2.125	4/3/20	15,000,000	14,999,956
DNB Bank ASA (Norway)	2.216	7/22/20	15,000,000	14,997,838
DNB Bank ASA (Norway)	2.135	1/23/20	25,500,000	25,502,187
ENGIE SA (France)	2.057	12/11/19	10,000,000	9,980,377
ENGIE SA (France)	2.023	2/14/20	5,000,000	4,973,794
ENGIE SA (France)	1.931	2/11/20	7,500,000	7,461,482
Export Development Canada (Canada)	2.347	11/29/19	15,000,000	14,980,667
Export Development Canada (Canada)	1.868	4/21/20	15,000,000	14,875,512
ING (U.S.) Funding LLC	2.286	6/25/20	15,000,000	14,998,406
ING (U.S.) Funding LLC	2.256	4/2/20	15,000,000	15,003,374
International Business Machines Corp.	2.551	11/18/19	7,500,000	7,494,000
Lloyds Bank PLC (United Kingdom)	2.286	5/7/20	16,000,000	15,996,360
Nationwide Building Society (United Kingdom)	2.317	1/16/20	5,500,000	5,479,801
Nestle Finance International, Ltd. (Switzerland)	1.969	2/10/20	14,414,000	14,344,695
NRW.Bank (Germany)	2.019	2/20/20	16,000,000	15,910,649
NRW.Bank (Germany)	1.863	3/16/20	14,000,000	13,904,100
Pfizer, Inc.	2.302	11/14/19	15,000,000	14,990,678
Roche Holdings, Inc. (Switzerland)	2.296	12/13/19	13,000,000	12,974,286
Shell International Finance BV (Netherlands)	2.033	6/5/20	19,500,000	19,282,845
Simon Property Group LP	2.114	12/4/19	16,000,000	15,974,870
Simon Property Group LP	2.094	12/11/19	14,000,000	13,973,102
Societe Generale SA (France)	2.546	12/16/19	15,000,000	15,009,778
Societe Generale SA (France)	2.356	6/3/20	10,000,000	10,000,000
Stanley Black & Decker, Inc.	1.972	11/1/19	15,000,000	14,999,199
Toronto-Dominion Bank (The) (Canada)	2.136	12/6/19	15,000,000	15,001,545
Total Capital Canada, Ltd. (Canada)	1.898	4/23/20	29,000,000	28,739,906
Toyota Motor Credit Corp.	2.216	3/2/20	16,000,000	16,005,974
UnitedHealth Group, Inc.	2.055	11/25/19	9,000,000	8,989,213
UnitedHealth Group, Inc.	2.053	11/13/19	7,000,000	6,995,657
UnitedHealth Group, Inc.	2.043	11/20/19	5,500,000	5,494,845
Westpac Banking Corp. (Australia)	2.250	10/19/20	14,000,000	14,000,000
Westpac Banking Corp. (Australia)	2.240	8/28/20	16,000,000	15,999,913

Total commercial paper (cost $598,812,699)				$598,966,749

CERTIFICATES OF DEPOSIT (16.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Banco Bilbao Vizcaya Argentaria/New York, NY	2.040	12/13/19	$12,000,000	$11,999,906
Bank of America, NA FRN	2.560	11/4/19	17,000,000	17,001,982
Bank of America, NA FRN	2.220	6/9/20	15,000,000	15,000,890
Bank of America, NA FRN	2.106	11/12/19	25,000,000	25,000,000
Bank of Montreal/Chicago, IL FRN (Canada)	2.240	8/7/20	17,500,000	17,499,857
Bank of Montreal/Chicago, IL FRN (Canada)	2.191	4/3/20	15,000,000	14,999,628
Bank of Montreal/Chicago, IL FRN (Canada)	2.133	10/23/20	15,000,000	15,000,000
Bank of Nova Scotia/Houston FRN	2.547	11/4/19	12,120,000	12,120,000
Canadian Imperial Bank of Commerce FRN (Canada)	2.170	4/6/20	15,000,000	14,999,817
Canadian Imperial Bank of Commerce/New York, NY FRN	2.380	12/6/19	15,000,000	15,003,593
Canadian Imperial Bank of Commerce/New York, NY FRN	2.180	9/30/20	15,000,000	15,000,000
Canadian Imperial Bank of Commerce/New York, NY FRN	2.020	6/12/20	15,000,000	14,991,609
Citibank, NA	2.560	11/5/19	15,000,000	15,001,657
Credit Suisse AG/New York, NY FRN	2.198	12/9/19	5,525,000	5,526,243
Goldman Sachs Bank USA/New York, NY FRN(M)	2.338	12/10/20	15,000,000	15,000,000
HSBC Bank USA, NA FRN	2.210	3/5/20	16,000,000	16,003,731
HSBC Bank USA, NA FRN	2.158	11/8/19	15,000,000	15,001,231
Mizuho Bank, Ltd./New York, NY	2.240	12/16/19	12,000,000	12,005,244
MUFG Bank, Ltd./New York, NY (Japan)	2.050	2/18/20	16,000,000	16,006,886
MUFG Bank, Ltd./New York, NY FRN (Japan)	2.026	2/20/20	17,000,000	17,004,831
Natixis SA/New York, NY FRN (France)(M)	2.240	12/11/20	15,000,000	15,000,000
Royal Bank of Canada/New York, NY FRN (Canada)	2.124	7/15/20	15,000,000	15,000,000
Skandinaviska Enskilda Banken AB/New York, NY FRN	2.046	7/20/20	15,000,000	14,995,815
State Street Bank & Trust Co. FRN	2.096	7/20/20	20,250,000	20,248,753
Svenska Handelsbanken/New York, NY FRN (Sweden)	2.104	7/15/20	15,000,000	14,992,568
Svenska Handelsbanken/New York, NY FRN (Sweden)	1.998	2/18/20	12,750,000	12,750,499
Toronto-Dominion Bank/NY FRN (Canada)	2.062	7/24/20	15,000,000	14,997,552
Toronto-Dominion Bank/NY FRN (Canada)	2.033	7/22/20	17,000,000	17,001,181
US Bank NA/Cincinnati, OH FRN	2.126	3/30/20	15,000,000	14,996,607
US Bank NA/Cincinnati, OH	2.016	4/1/20	17,500,000	17,495,616
Wells Fargo Bank, NA FRN	2.314	12/16/19	15,000,000	15,006,441
Wells Fargo Bank, NA FRN	2.151	9/16/20	16,000,000	16,001,371
Wells Fargo Bank, NA FRN	2.101	12/3/19	15,000,000	15,000,867
Wells Fargo Bank, NA	2.000	2/12/20	8,000,000	8,004,091

Total certificates of deposit (cost $511,645,356)				$511,658,466

ASSET-BACKED COMMERCIAL PAPER (12.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Alpine Securitization, LLC	2.162	11/21/19	$16,000,000	$15,983,741
Barclays Bank PLC CCP (United Kingdom)	2.054	2/21/20	12,000,000	11,926,437
Bedford Row Funding Corp.	2.196	3/27/20	15,000,000	15,000,205
Bedford Row Funding Corp.	2.061	2/6/20	7,000,000	6,967,472
CAFCO, LLC	2.011	3/9/20	13,000,000	12,919,256
Chariot Funding, LLC	2.108	12/6/19	16,000,000	15,971,904
Chariot Funding, LLC	2.107	11/21/19	14,500,000	14,485,350
Chariot Funding, LLC	1.953	11/13/19	15,000,000	14,990,738
CHARTA, LLC	2.317	12/12/19	13,000,000	12,973,428
CHARTA, LLC	2.020	2/14/20	13,000,000	12,931,980
Collateralized Commercial Paper Co., LLC	2.048	1/28/20	16,000,000	15,928,444
Collateralized Commercial Paper FLEX Co., LLC	2.210	1/13/20	27,550,000	27,448,405
Collateralized Commercial Paper V Co., LLC	1.919	4/27/20	15,000,000	14,859,783
CRC Funding, LLC	1.936	12/6/19	15,000,000	14,972,910
CRC Funding, LLC	1.883	11/26/19	15,000,000	14,980,587
Gotham Funding Corp. (Japan)	2.150	12/11/19	10,000,000	9,979,375
LMA-Americas, LLC (France)	2.074	11/8/19	15,000,000	14,994,383
LMA-Americas, LLC (France)	1.926	3/24/20	15,000,000	14,889,619
LMA-Americas, LLC (France)	1.918	4/27/20	15,500,000	15,362,662
Manhattan Asset Funding Co., LLC (Japan)	2.161	11/5/19	18,000,000	17,995,370
Manhattan Asset Funding Co., LLC (Japan)	2.131	12/6/19	15,000,000	14,973,510
Manhattan Asset Funding Co., LLC (Japan)	2.121	12/13/19	8,000,000	7,983,058
MetLife Short Term Funding, LLC	2.099	11/1/19	8,500,000	8,499,587
MetLife Short Term Funding, LLC	1.868	5/6/20	15,500,000	15,360,776
MetLife Short Term Funding, LLC	1.857	4/20/20	21,000,000	20,827,728
Old Line Funding, LLC	1.928	4/23/20	17,500,000	17,334,732
Sheffield Receivables Co., LLC (United Kingdom)	2.755	12/18/19	12,000,000	11,971,296

Total asset-backed commercial paper (cost $392,383,033)				$392,512,736

U.S. TREASURY OBLIGATIONS (1.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value
U.S. Treasury Notes(M)	1.857	7/31/21	$30,000,000	$29,993,499
U.S. Treasury Notes(M)	1.776	4/30/21	29,250,000	29,213,569

Total U.S. treasury obligations (cost $59,235,896)				$59,207,068

CORPORATE BONDS AND NOTES (1.3%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN	(BBA LIBOR USD 3 Month + 0.09%), 2.222	9/14/20	$17,000,000	$17,001,394
Toyota Motor Credit Corp. sr. unsec. FRN Ser. MTN	(Secured Overnight Funding Rate + 0.40%), 2.220	10/23/20	15,000,000	15,007,515
Wells Fargo Bank, NA FRN	2.300	3/25/20	9,000,000	9,006,499

Total corporate bonds and notes (cost $41,000,000)				$41,015,408

TIME DEPOSITS (1.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	1.580	11/1/19	$20,000,000	$20,000,000
Svenska Handelsbanken/New York, NY (Sweden)	1.530	11/1/19	12,000,000	12,000,000

Total time deposits (cost $32,000,000)				$32,000,000
TOTAL INVESTMENTS

Total investments (cost $3,045,095,984)				$3,045,379,427

	Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
MTN	Medium Term Notes
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2019 through October 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,041,878,391.
(M)	This security's effective maturity date is less than one year.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	74.5%
	Canada	8.3
	France	5.0
	Japan	2.8
	Australia	2.1
	United Kingdom	1.5
	Norway	1.3
	Sweden	1.3
	Germany	1.0
	Switzerland	0.9
	Cayman Islands	0.7
	Netherlands	0.6

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $1,439,951,511 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$392,512,736	$—
Certificates of deposit	—	511,658,466	—
Commercial paper	—	598,966,749	—
Corporate bonds and notes	—	41,015,408	—
Repurchase agreements	—	1,410,019,000	—
Time deposits	—	32,000,000	—
U.S. treasury obligations	—	59,207,068	—

Totals by level	$—	$3,045,379,427	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com